Form N-1A Cover	Jan. 31, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD WHITEHALL FUNDS
Entity Central Index Key	0001004655
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Prospectus Date	Feb. 28, 2025
Supplement to Prospectus [Text Block]	Vanguard Emerging Markets Government Bond Index FundSupplement to the Prospectus and Summary Prospectus Dated February 28, 2025As approved by the Fund’s Board of Trustees, Vanguard Emerging Markets Government Bond Index Fund (the “Fund”) has reduced its expense ratio for Institutional Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Emerging Markets Government Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0712b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.081The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$83$101$120$177© 2026 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 2020A 022026Vanguard International High Dividend Yield ETFSupplement to the Prospectus and Summary Prospectus Dated February 28, 2025As approved by the Fund’s Board of Trustees, Vanguard International High Dividend Yield ETF (the “Fund”) has reduced its expense ratio. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard International High Dividend Yield ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.© 2026 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 4430A 022026Vanguard International High Dividend Yield Index FundSupplement to the Prospectus and Summary Prospectus Dated February 28, 2025As approved by the Fund’s Board of Trustees, Vanguard International High Dividend Yield Index Fund (the “Fund”) has reduced its expense ratio for Admiral Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses examples for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard International High Dividend Yield Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.1512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.161The expense information shown in the table has been restated to reflect current fees.ExamplesThese examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$67$105$147$269You would pay the following expenses if you did not redeem your shares (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):1 Year3 Years5 Years10 Years$41$76$115$229Vanguard High Dividend Yield ETFSupplement to the Prospectus and Summary Prospectus Dated February 28, 2025As approved by the Fund’s Board of Trustees, Vanguard High Dividend Yield ETF (the “Fund”) has reduced its expense ratio. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard High Dividend Yield ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$4$13$23$51This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard International Dividend Appreciation ETFSupplement to the Prospectus and Summary Prospectus Dated February 28, 2025As approved by the Fund’s Board of Trustees, Vanguard International Dividend Appreciation ETF (the “Fund”) has reduced its expense ratio. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard International Dividend Appreciation ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.